SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Non-operating expenses
One-time activity fee assessed by MasterCard as a result of the IPO				$ 6.0
Income Taxes
Effective tax rates (as a percent)	30.10%	28.70%	(1.30%)	30.00%	23.80%	27.10%	(1.80%)
Benefit recognized as a result of a reduction in a state income tax rate reflected in the effective rate					$ 2.5
Corporate headquarters facility and related improvements | Minimum
Property and equipment-net
Property and equipment useful life				15 years		15 years
Corporate headquarters facility and related improvements | Maximum
Property and equipment-net
Property and equipment useful life				40 years		40 years
Furniture and equipment | Minimum
Property and equipment-net
Property and equipment useful life				2 years		2 years
Furniture and equipment | Maximum
Property and equipment-net
Property and equipment useful life				10 years		10 years
Software | Minimum
Property and equipment-net
Property and equipment useful life				3 years		3 years
Software | Maximum
Property and equipment-net
Property and equipment useful life				5 years		5 years
Leasehold improvements | Minimum
Property and equipment-net
Property and equipment useful life				3 years		3 years
Leasehold improvements | Maximum
Property and equipment-net
Property and equipment useful life				10 years		10 years
Software development | Minimum
Property and equipment-net
Property and equipment useful life				3 years		3 years
Software development | Maximum
Property and equipment-net
Property and equipment useful life				5 years		5 years